Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000127047 | Blackstone Partners Offshore Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000127047 | T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127047 | T. Rowe Price Emerging Markets Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127047 | T. Rowe Price International Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127047 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127047 | T. Rowe Price Multi-Strategy Total Return Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127047 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127047 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127047 | T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127047 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127047 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000127047 | Bond Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000127047 | Private Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000127047 | Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000127047 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000127047 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127047 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127047 | Common Stocks - China A Shares
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127047 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127048 | Blackstone Partners Offshore Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000127048 | T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127048 | T. Rowe Price Emerging Markets Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127048 | T. Rowe Price International Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127048 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127048 | T. Rowe Price Multi-Strategy Total Return Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127048 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127048 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127048 | T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127048 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127048 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000127048 | Bond Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000127048 | Private Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000127048 | Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000127048 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000127048 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127048 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000127048 | Common Stocks - China A Shares
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127048 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169948 | Blackstone Partners Offshore Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169948 | T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169948 | T. Rowe Price Emerging Markets Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169948 | T. Rowe Price International Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169948 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169948 | T. Rowe Price Multi-Strategy Total Return Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169948 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169948 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169948 | T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169948 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169948 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000169948 | Bond Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000169948 | Private Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169948 | Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169948 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000169948 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169948 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000169948 | Common Stocks - China A Shares
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000169948 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%